Basis of preparation/impact of changes in accounting principles (Detail: Text Values) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)
Application of the EU carve out version of IAS 39 [Abstract]
Positive (negative) impact to profit before tax	€ (688)	€ (535)	€ 166	€ (144)
Positive (negative) impact to profit after tax	€ (496)	€ (383)	€ 119	€ (103)
Positive (negative) impact on CET capital ratio (in bps)			(0.0053)	(0.0075)